Share Capital and Employee Compensation Plans - Additional Information (Details) $ / shares in Units, right in Millions, $ in Millions		2 Months Ended	12 Months Ended
	Feb. 22, 2019 shares right	Feb. 19, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares right $ / shares	Dec. 31, 2024 USD ($) shares right $ / shares	Dec. 31, 2023 shares right $ / shares	Dec. 31, 2023 USD ($) shares right	Mar. 04, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $				$ 0.4		$ 5.5
Number of shares authorised (shares)			800,000,000.0	800,000,000.0
Share repurchase authorized (in shares)							18,232,990
Share repurchase authorized, daily maximum (in shares)							151,485
Share repurchase authorized, daily maximum, percentage of average trading volume in the four calendar weeks preceding date of purchase							25.00%
Common shares repurchased (in shares)				1,720,366		0
Common shares repurchased, average price per share (in USD per share) | $ / shares				$ 14.16
Common shares repurchased, consideration | $				$ 24.3
Ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares repurchased (in shares)		909,012
Common shares repurchased, average price per share (in USD per share) | $ / shares		$ 22.00
Common shares repurchased, consideration | $		$ 20.0
CVRs | Tahoe Resources, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of CVRs issued | right	313.9
CVR, expiration term	10 years
Number of shares issuable (shares)	15,600,000		15,600,000	15,600,000	15,600,000	15,600,000
Number of CVRs outstanding | right			313.9	313.9	313.9	313.9
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $				$ 6.3		$ 1.5
Performance period				3 years
Vesting period				3 years
Granted (shares)				220,000.0		534,900
Share price (CAD per share) | $ / shares			$ 31.52		$ 20.21
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $				$ 6.9		$ 2.9
Performance period				3 years
Vesting period				3 years
Granted (shares)				636,700		516,200
RSUs | First anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)				33.30%
RSUs | Second anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)				33.30%
RSUs | Third anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)				33.30%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $				$ 0.5		$ 0.1
Granted (shares)				47,500		109,000.0